Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Technology Portfolio

March 31, 2021

VTC-QTLY-0521
1.814636.116

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Chemicals - 0.3%
Commodity Chemicals - 0.3%
LG Chemical Ltd.	6,230	4,474,976
Communications Equipment - 4.7%
Communications Equipment - 4.7%
Cisco Systems, Inc.	1,062,700	54,952,217
F5 Networks, Inc. (a)	89,600	18,692,352
		73,644,569
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(b)(c)	567,730	2,838,650
Coinbase, Inc. (a)(b)(c)	1,300	484,900
		3,323,550
Electronic Equipment & Components - 1.1%
Electronic Manufacturing Services - 1.1%
Flex Ltd. (a)	899,200	16,464,352
Entertainment - 0.5%
Movies & Entertainment - 0.5%
Netflix, Inc. (a)	15,132	7,893,759
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR (a)(c)	300	0
Hotels, Restaurants & Leisure - 1.0%
Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc. Class A (d)	64,000	12,028,160
Restaurants - 0.2%
Deliveroo Holdings PLC (a)	112,900	607,011
Deliveroo Holdings PLC	842,200	3,003,712
		3,610,723

TOTAL HOTELS, RESTAURANTS & LEISURE		15,638,883

Interactive Media & Services - 0.8%
Interactive Media & Services - 0.8%
Kuaishou Technology Class B (e)	15,300	531,380
Snap, Inc. Class A (a)	213,200	11,148,228
		11,679,608
IT Services - 13.8%
Data Processing & Outsourced Services - 10.6%
Fiserv, Inc. (a)	247,937	29,514,420
Genpact Ltd.	328,000	14,044,960
MasterCard, Inc. Class A	89,700	31,937,685
PayPal Holdings, Inc. (a)	160,800	39,048,672
Square, Inc. (a)	100,300	22,773,115
Visa, Inc. Class A	134,500	28,477,685
		165,796,537
Internet Services & Infrastructure - 2.6%
Shopify, Inc. (a)	8,800	9,737,200
Snowflake Computing, Inc. Class B (e)	712	163,247
Twilio, Inc. Class A (a)	92,900	31,656,604
		41,557,051
IT Consulting & Other Services - 0.6%
Capgemini SA	54,300	9,239,621

TOTAL IT SERVICES		216,593,209

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(c)	94,814	0
Oil, Gas & Consumable Fuels - 0.8%
Oil & Gas Refining & Marketing - 0.8%
Reliance Industries Ltd.	451,600	12,366,624
Reliance Industries Ltd.	29,286	436,597
		12,803,221
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Ltd. (c)	94,814	49,382
Road & Rail - 2.4%
Trucking - 2.4%
Lyft, Inc. (a)	205,097	12,958,028
Uber Technologies, Inc. (a)	454,124	24,754,299
		37,712,327
Semiconductors & Semiconductor Equipment - 20.4%
Semiconductor Equipment - 3.3%
ASML Holding NV (Netherlands)	16,000	9,817,108
Lam Research Corp.	71,300	42,440,612
		52,257,720
Semiconductors - 17.1%
Advanced Micro Devices, Inc. (a)	37,600	2,951,600
Inphi Corp. (a)	65,000	11,596,650
Marvell Technology Group Ltd.	858,509	42,049,771
Microchip Technology, Inc.	137,900	21,404,838
Micron Technology, Inc. (a)	497,700	43,902,117
NVIDIA Corp.	142,200	75,924,846
NXP Semiconductors NV	194,513	39,163,247
ON Semiconductor Corp. (a)	496,200	20,646,882
Taiwan Semiconductor Manufacturing Co. Ltd.	434,000	9,163,141
		266,803,092

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		319,060,812

Software - 30.9%
Application Software - 12.4%
Adobe, Inc. (a)	37,700	17,921,449
Autodesk, Inc. (a)	75,000	20,786,250
HubSpot, Inc. (a)	34,500	15,670,245
Intuit, Inc.	54,700	20,953,382
Qualtrics International, Inc.	7,800	256,698
Salesforce.com, Inc. (a)	284,765	60,333,161
Workday, Inc. Class A (a)	105,780	26,278,925
Zoom Video Communications, Inc. Class A (a)	96,200	30,908,098
		193,108,208
Systems Software - 18.5%
Microsoft Corp.	1,162,800	274,153,356
Rapid7, Inc. (a)	104,300	7,781,823
Tenable Holdings, Inc. (a)	220,200	7,967,937
		289,903,116

TOTAL SOFTWARE		483,011,324

Technology Hardware, Storage & Peripherals - 22.1%
Technology Hardware, Storage & Peripherals - 22.1%
Apple, Inc.	2,750,260	335,944,262
Samsung Electronics Co. Ltd.	140,180	10,179,135
		346,123,397
TOTAL COMMON STOCKS
(Cost $863,228,206)		1,548,473,369

Convertible Preferred Stocks - 0.8%
Communications Equipment - 0.0%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (b)(c)	37,800	302,249
Electronic Equipment & Components - 0.2%
Electronic Equipment & Instruments - 0.2%
Enevate Corp. Series E (b)(c)	3,556,678	3,943,232
Internet & Direct Marketing Retail - 0.3%
Internet & Direct Marketing Retail - 0.3%
GoBrands, Inc. Series G (b)(c)	5,260	1,313,513
Instacart, Inc. Series I (b)(c)	10,890	1,361,250
Reddit, Inc. Series D (a)(b)(c)	33,900	1,439,875
		4,114,638
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
ByteDance Ltd. Series E1 (b)(c)	9,903	1,085,113
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (b)(c)	56,576	1,357,824
Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (a)(b)(c)	28,479	386,460
Software - 0.1%
Application Software - 0.1%
Databricks, Inc. Series G (b)(c)	4,700	833,629
UiPath, Inc.:
Series A1 (a)(b)	10,401	647,730
Series B1 (a)(b)	519	32,321
Series B2 (a)(b)	2,580	160,671
		1,674,351
Systems Software - 0.0%
Nuvia, Inc. Series B (b)	257,301	210,272

TOTAL SOFTWARE		1,884,623

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $11,704,938)		13,074,139

Preferred Stock - 0.1%
Enevate Corp. 0% 1/29/23(b)(c)
(Cost $1,514,278)	1,514,278	1,514,278

Money Market Funds - 0.4%
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)
(Cost $6,077,500)	6,076,892	6,077,500
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $882,524,922)		1,569,139,286
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,754,914)
NET ASSETS - 100%		$1,564,384,372

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,911,967 or 1.1% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $694,627 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$3,184,965
ByteDance Ltd. Series E1	11/18/20	$1,085,113
Coinbase, Inc.	2/25/21 - 3/5/21	$488,238
Convoy, Inc. Series D	10/30/19	$385,606
Databricks, Inc. Series G	2/1/21	$833,629
Diamond Foundry, Inc. Series C	3/15/21	$1,357,824
Enevate Corp. Series E	1/29/21	$3,943,236
Enevate Corp. 0% 1/29/23	1/29/21	$1,514,278
GoBrands, Inc. Series G	3/2/21	$1,313,513
Instacart, Inc. Series I	2/26/21	$1,361,250
Nuvia, Inc. Series B	3/16/21	$210,270
Reddit, Inc. Series D	2/4/19	$735,166
UiPath, Inc. Series A1	6/14/19	$136,432
UiPath, Inc. Series B1	6/14/19	$6,808
UiPath, Inc. Series B2	6/14/19	$33,842
Xsight Labs Ltd. Series D	2/16/21	$302,249

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$537
Fidelity Securities Lending Cash Central Fund	991
Total	$1,528

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.